EQUITY (Details 3) (USD $)						12 Months Ended
	Dec. 31, 2013	Dec. 12, 2013	Dec. 31, 2013 Equity Incentives Plan Two [Member]	Dec. 31, 2012 Equity Incentives Plan Two [Member]	Dec. 31, 2011 Equity Incentives Plan Two [Member]	Dec. 31, 2013 Equity Incentives Plan Two [Member] Exercise Prices Range 1 [Member]	Dec. 31, 2013 Equity Incentives Plan Two [Member] Exercise Prices Range 2 [Member]	Dec. 31, 2013 Equity Incentives Plan Two [Member] Exercise Prices Range 3 [Member]	Dec. 31, 2013 Equity Incentives Plan Two [Member] Exercise Prices Range 4 [Member]
Class of Warrant or Right [Line Items]
Number Outstanding (in shares)	982,980		982,980	700,903	653,896	429,705	282,795	241,133	29,347
Weighted Average Remaining Contractual Life (in years)						9 years 1 month 6 days	4 years 8 months 8 days	2 years 2 months 19 days	3 years 29 days
Weighted Average Exercise Price	$ 8.75	$ 35.00	$ 28.05	$ 38.15	$ 39.90	$ 3.36	$ 14.16	$ 68.74	$ 187.26
Number Exercisable (in shares)			571,261	513,603		96,111	204,670	241,133	29,347
Exercisable Weighted Average Exercise Price			$ 44.79	$ 47.60		$ 7.12	$ 14.02	$ 68.74	$ 187.26
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit						$ 1.05	$ 8.40	$ 35.00	$ 122.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit						$ 8.05	$ 23.80	$ 70.00	$ 288.75